UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig
         Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           August 1, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $101,960 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                             June 30, 2007


COLUMN 1                   COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                        VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT    PRN  CALL  DISCRETION   MGRS    SOLE    SHARED  NONE
ALLIED CAP CORP NEW         COM           01903Q108     37,892      1,223,900    SH            SOLE      NONE  1,223,900
BUILD A BEAR WORKSHOP       COM           120076104      1,085         41,500    SH            SOLE      NONE     41,500
COHERENT INC                COM           192479103      5,769        189,100    SH            SOLE      NONE    189,100
COMARCO INC                 COM           200080109      2,174        345,086    SH            SOLE      NONE    345,086
EAGLE MATERIALS INC         COM           26969P108       518          10,551    SH            SOLE      NONE     10,551
SEMPRA ENERGY               COM           816851109     53,870        909,500    SH            SOLE      NONE    909,500
STAAR SURGICAL CO      COM PAR $0.01      852312305       653         170,900    SH            SOLE      NONE    170,900






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